UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from December 1, 2014 through December 31, 2014

333-183223-05
(Commission File Number of issuing entity)

Honda Auto Receivables 2013-4 Owner Trust

(Exact name of issuing entity specified in its charter)

333-183223
(Commission File Number of depositor)

American Honda Receivables LLC

(Exact name of depositor as specified in its charter)

American Honda Finance Corporation

(Exact name of sponsor as specified in its charter)

Delaware	90-6256884
(State or other jurisdiction of organization of the issuing entity)	(I.R.S Employer Identification No.)

c/o American Honda Receivables LLC 20800 Madrona Avenue Torrance, CA	90503
(Address of principal executive offices of the issuing entity)	(Zip Code)

(310) 972-2511

(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
Class A-1	☐	☐	☒	☐
Class A-2	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☒ No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of the Honda Auto Receivables 2013-4 Owner Trust is set forth in the Servicer’s Certificate and Monthly Servicer Report for the January 20, 2015 distribution date, attached as Exhibit 99.1.

The securitizer reports that, with respect to the receivables that comprise the assets of the Honda Auto Receivables 2013-4 Owner Trust, there is no activity to report as no receivables were the subject of a demand to repurchase or replace for breach of a representation and warranty for the distribution period December 1, 2014 through December 31, 2014. The securitizer filed its most recent Form ABS-15G on January 22, 2014. The CIK number of the securitizer is 0000864270.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

The Indenture Trustee, U.S. Bank National Association, has provided the additional information contained in the following two paragraphs for purposes of compliance with Regulation AB.

“In June 2014, a civil complaint was filed in the Supreme Court of the State of New York, New York County, by a group of institutional investors against U.S. Bank National Association (“U.S. Bank”), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities (“RMBS”) trusts. The plaintiffs are investment funds formed by nine investment advisors (AEGON, BlackRock, Brookfield, DZ Bank, Kore, PIMCO, Prudential, Sealink and TIAA) that purport to be bringing suit derivatively on behalf of 841 RMBS trusts that issued $771 billion in original principal amount of securities between 2004 and 2008. According to the plaintiffs, cumulative losses for these RMBS trusts equal $92.4 billion as of the date of the complaint. The complaint is one of six similar complaints filed against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo) by certain of these plaintiffs. The complaint against U.S. Bank alleges the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and asserts causes of action based upon the trustee’s purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality. The complaint also asserts that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches by mortgage loan servicers and that the trustee purportedly failed to abide by appropriate standards of care following events of default. Relief sought includes money damages in an unspecified amount and equitable relief. In November 2014, the plaintiffs sought leave to voluntarily dismiss their original state court complaint and filed a substantially similar complaint in the United States District Court for the Southern District of New York. The federal civil complaint added a class action allegation and a change in the total number of named trusts to 843 RMBS trusts. In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court complaint was granted. Other cases alleging similar causes of action have previously been filed against U.S. Bank and other trustees by RMBS investors in other transactions.”

“There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.”

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

None

Item 7. Significant Enhancement Provider Information.

None

Item 8. Other Information.

Item 8.01 Other Events

The CFPB, together with the U.S. Department of Justice (the “Agencies”), previously contacted American Honda Finance Corporation (“AHFC”) regarding the Agencies’ review of pricing practices by dealers originating retail installment sale contracts for automobiles. Their request for information and the ongoing review was to determine if pricing practices of dealers originating retail installment sale contracts for automobiles resulted in discriminatory pricing of these loans to certain borrowers in violation of applicable laws. AHFC has voluntarily provided the information requested to date and cooperated with the Agencies’ investigation. AHFC has now received a notice that the Agencies have authorized enforcement actions against AHFC, alleging discrimination in automobile loan pricing to certain borrowers by dealers and alleging the loan pricing disparities were caused by AHFC’s business practices related to dealers. AHFC has also been informed that the Agencies may defer pursuit of this litigation if AHFC works with the Agencies to seek a voluntary resolution to these allegations. The Agencies have informed AHFC that they are seeking monetary relief and implementation of changes to AHFC’s pricing practices and policies, which changes could affect AHFC’s business. AHFC intends to continue to cooperate with the Agencies to find a mutually agreeable resolution.

Item 9. Exhibits.

Exhibit 99.1 – Servicer’s Certificate and Monthly Servicer Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Honda Auto Receivables 2013-4 Owner Trust

By: American Honda Finance Corporation, as Servicer

	By:	/s/ Paul Honda
Mr. Paul Honda
Vice President–Finance & Administration and
Assistant Secretary

Date: January 20, 2015

EXHIBIT INDEX

Exhibit	Description

99.1	Servicer’s Certificate and Monthly Servicer Report for January 20, 2015 distribution date.

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